Related parties - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 4,234	$ 3,782	$ 2,805
Pension costs	228	196	117
Share-based compensation expense	10,597	8,936	6,906
Total	$ 15,059	$ 12,914	$ 9,828